Document and Entity Information	Sep. 19, 2023
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 19, 2023
Entity Registrant Name	Coherent Corp.
Entity Incorporation, State or Country Code	PA
Entity File Number	001-39375
Entity Tax Identification Number	25-1214948
Entity Address, Address Line One	375 Saxonburg Boulevard
Entity Address, City or Town	Saxonburg
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	16056
City Area Code	724
Local Phone Number	352-4455
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000820318
Common Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	COHR
Security Exchange Name	NYSE
Series A Mandatory Convertible Preferred Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Series A Mandatory Convertible Preferred Stock, no par value
Security Exchange Name	NONE
No Trading Symbol Flag	true